Cover Page	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	PROVIDENT FINANCIAL SERVICES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31566
Entity Tax Identification Number	42-1547151
Entity Address, Address Line One	239 Washington Street
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	732
Local Phone Number	590-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	PFS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001178970